As filed with the Securities and Exchange Commission on May 19, 2011

Registration Nos. 333-36796, 811-09941

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933     [X]

Post-Effective Amendment No. 23

and

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

Amendment No. 24

AMBASSADOR FUNDS

(Exact Name of Registrant as Specified in Charter)

500 Griswold Street, Suite 2800

Detroit, Michigan 48226

(Address of Principal Executive Office, Including Zip Code)

(313) 961-3111

(Registrant’s Telephone Number, Including Area Code)

Brian T. Jeffries, President

Ambassador Capital Management, L.L.C.

500 Griswold Street, Suite 2800

Detroit, Michigan 48226

(Name and Address of Agent for Service)

Copy to:

Arthur Don, Esq.

Greenberg Traurig, LLP

77 West Wacker Drive

Suite 3100

Chicago, IL 60601

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

[X]

Immediately upon filing pursuant to Rule 485(b), or

[   ]

On _________________, pursuant to Rule 485(b)

[   ]

60 days after filing pursuant to Rule 485(a)(1), or

[   ]

On__________________, pursuant to Rule 485(a)(1), or

[   ]

75 days after filing pursuant to Rule 485(a)(2), or

[   ]

On ________, 201_, pursuant to Rule 485(a)(2).

If appropriate, check this box:

[   ]

This post-effective amendment designates a new effective date for a previously-filed post effective amendment

This filing relates solely to the Ambassador Money Market Fund, a series of the Ambassador Funds.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement Nos. 333-36796 and 811-09941 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Detroit, State of Michigan, on May 19, 2011.

AMBASSADOR FUNDS

        /S/ BRIAN T. JEFFRIES

By: __________________________

   Brian T. Jeffries, President

Pursuant to the requirements of the Securities Act of 1933, as amended this Amendment to Registration Statement has been signed below by the following persons in the capacity shown below on May 19, 2011.

NAME

TITLE

/S/ BRIAN T. JEFFRIES__

Trustee and President

Brian T. Jeffries

(Principal Executive Officer)

/S/MARIA C. DE NICOLO

Chief Financial Officer

Maria C. De Nicolo

(Principal Financial and Accounting Officer)

*

Trustee

John L. Guy

*

Trustee

Marlene Z. Hodges

*

Trustee

Mark F. Ogan

/S/ ROBERT S. BACARELLA

Trustee

Robert S. Bacarella

*Executed on behalf of the indicated person by the undersigned, pursuant to power of attorney filed herewith.

By: _/S/ BRIAN T. JEFFRIES___

        Brian T. Jeffries, Attorney-In-Fact

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase